Expense Example - FidelityTreasuryMoneyMarketFund-CPRO - FidelityTreasuryMoneyMarketFund-CPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Advisor Class C	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 248
3 years	462
5 years	800
10 years	$ 1,353